Net Income (Loss) Per Share (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Net loss
Profit (loss)	$ (325,309)	$ 87,174
Net income (loss) - diluted	$ (325,309)	$ 87,174
Common shares (000's)
Shares outstanding - basic (in shares)	351,542,000	234,787,000
Dilutive effect of share awards (in shares)	0	2,462,000
Shares outstanding - diluted (in shares)	351,542,000	237,249,000
Net loss per share
Net income (loss) per share - basic (in cad per share)	$ (0.93)	$ 0.37
Net income (loss) per share - diluted (in cad per share)	$ (0.93)	$ 0.37
Antidilutive securities (in shares)	6,500,000.0	4,900,000